ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounts receivable, gross	$ 23,078,659	$ 25,492,158
Less: allowance for doubtful accounts	(1,817,050)	(1,648,178)	$ (1,017,717)
Accounts receivable, net	$ 21,261,609	$ 23,843,980